UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Semiannual Report

Delaware Investments® Closed-End Municipal Bond Funds	September 30, 2013

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Table of contents

> Fund basics	1

> Security type/Sector/State allocations	2

> Schedules of investments	4

> Statements of assets and liabilities	17

> Statements of operations	18

> Statements of changes in net assets	19

> Financial highlights	20

> Notes to financial statements	23

> Other Fund information	29

> About the organization	33

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Fund basics

Delaware Investments®
Colorado Municipal Income Fund, Inc.

As of September 30, 2013

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$67 million

Number of holdings
80

Fund start date
July 29, 1993

CUSIP number
246101109

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

As of September 30, 2013

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$162 million

Number of holdings
144

Fund start date
Feb. 26, 1993

CUSIP number
24610V103

Delaware Investments
National Municipal Income Fund

As of September 30, 2013

Fund objective
The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets
$60 million

Number of holdings
170

Fund start date
Feb. 26, 1993

CUSIP number
24610T108

Security type/Sector/State allocations

As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
Colorado Municipal Income Fund, Inc.

Percentage
Security type/Sector	of Net Assets
Municipal Bonds†	142.27%
Corporate-Backed Revenue Bond	1.27%
Education Revenue Bonds	19.67%
Electric Revenue Bonds	5.49%
Healthcare Revenue Bonds	39.08%
Housing Revenue Bonds	1.01%
Lease Revenue Bonds	10.11%
Local General Obligation Bonds	14.49%
Pre-Refunded Bonds	18.56%
Special Tax Revenue Bonds	25.11%
State General Obligation Bond	1.15%
Transportation Revenue Bonds	4.79%
Water & Sewer Revenue Bond	1.54%
Short-Term Investment	0.37%
Total Value of Securities	142.64%
Liquidation Value of Preferred Stock	(44.45%)
Receivables and Other Assets Net of Liabilities	1.81%
Total Net Assets	100.00%

† As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.51%
Puerto Rico	7.35%

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

Percentage
Security type/Sector	of Net Assets
Municipal Bonds†	143.54%
Corporate-Backed Revenue Bonds	6.83%
Education Revenue Bonds	17.52%
Electric Revenue Bonds	9.13%
Healthcare Revenue Bonds	40.57%
Housing Revenue Bonds	6.67%
Lease Revenue Bonds	10.94%
Local General Obligation Bonds	9.35%
Pre-Refunded/Escrowed to Maturity Bonds	20.02%
Special Tax Revenue Bonds	7.54%
State General Obligation Bonds	8.29%
Transportation Revenue Bonds	3.46%
Water & Sewer Revenue Bonds	3.22%
Short-Term Investments	0.31%
Total Value of Securities	143.85%
Liquidation Value of Preferred Stock	(46.37%)
Receivables and Other Assets Net of Liabilities	2.52%
Total Net Assets	100.00%

† As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	0.07%
Puerto Rico	1.45%

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
National Municipal Income Fund

Percentage
Security type/Sector	of Net Assets
Municipal Bonds	147.89%
Corporate-Backed Revenue Bonds	15.51%
Education Revenue Bonds	25.64%
Electric Revenue Bonds	2.85%
Healthcare Revenue Bonds	25.17%
Housing Revenue Bonds	2.56%
Lease Revenue Bonds	15.50%
Local General Obligation Bonds	2.52%
Special Tax Revenue Bonds	23.83%
State General Obligation Bonds	4.56%
Transportation Revenue Bonds	22.63%
Water & Sewer Revenue Bonds	7.12%
Short-Term Investments	1.64%
Total Value of Securities	149.53%
Liquidation Value of Preferred Stock	(49.85%)
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

State or Territory	(as a % of fixed income investments)
Alaska	0.35%
Arizona	10.68%
California	15.08%
Colorado	2.31%
Florida	2.93%
Georgia	1.84%
Guam	2.07%
Hawaii	0.34%
Idaho	1.17%
Illinois	1.75%
Iowa	0.09%
Kansas	0.15%
Louisiana	3.27%
Maine	0.35%
Maryland	2.35%
Massachusetts	0.99%
Minnesota	5.18%
Missouri	2.23%
New Hampshire	0.36%
New Jersey	5.05%
New Mexico	0.56%
New York	14.39%
Ohio	1.78%
Oregon	2.70%
Pennsylvania	6.93%
Puerto Rico	3.42%
South Carolina	0.55%
Texas	7.51%
Virginia	1.88%
Washington D.C.	0.28%
West Virginia	0.67%
Wisconsin	0.50%
Wyoming	0.29%
Total	100.00%

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
September 30, 2013 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 142.27%
Corporate-Backed Revenue Bond – 1.27%
Public Authority for Colorado Energy
Natural Gas Revenue Series 2008
6.50% 11/15/38	$750,000	$858,720
		858,720
Education Revenue Bonds – 19.67%
Colorado Educational & Cultural
Facilities Authority Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	1,720,000	1,749,137
(Bromley Charter School Project)
5.25% 9/15/32 (SGI)	3,245,000	3,263,172
(Charter School - Community
Leadership Academy)
7.45% 8/1/48	500,000	506,070
(Littleton Charter School Project)
4.375% 1/15/36 (Assured GTY)	1,200,000	1,066,524
(Student Housing - Campus
Village Apartments) 5.00% 6/1/23	1,065,000	1,145,983
Colorado School of Mines Series B
5.00% 12/1/42	1,250,000	1,289,813
Colorado State Board of
Governors Revenue
(University Enterprise System)
Series A 5.00% 3/1/39	10,000	10,408
University of Colorado 5.00% 6/1/31	3,185,000	3,412,950
University of Colorado Enterprise
Systems Revenue Series A
5.375% 6/1/38	750,000	826,980
		13,271,037
Electric Revenue Bonds – 5.49%
Colorado Springs Utilities System
Improvement Revenue Series C
5.50% 11/15/48	750,000	810,353
Platte River Power Authority Revenue
Series HH 5.00% 6/1/28	1,500,000	1,687,230
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	685,000	471,725
Series WW 5.50% 7/1/38	300,000	215,181
Series XX 5.25% 7/1/40	750,000	521,850
		3,706,339
Healthcare Revenue Bonds – 39.08%
Aurora Hospital Revenue (Children’s
Hospital Association Project)
Series A 5.00% 12/1/40	4,000,000	4,000,839
Colorado Health Facilities
Authority Revenue
(Boulder Community Hospital
Project) 5.00% 10/1/32	500,000	511,090
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	754,410
Series A 5.00% 2/1/41	2,400,000	2,402,759
Series A 5.25% 2/1/33	1,625,000	1,689,009
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,003,400
Series D 6.125% 10/1/28	750,000	860,753
(Christian Living Communities
Project) Series A
5.75% 1/1/37	885,000	865,495
6.375% 1/1/41	615,000	620,812
(Covenant Retirement
Communities Inc)
5.00% 2/1/33	1,000,000	927,380
5.75% 12/1/36	1,000,000	984,190
(Evangelical Lutheran Good
Samaritan Society)
5.25% 6/1/23	1,000,000	1,048,930
5.50% 6/1/33	2,000,000	2,033,580
5.625% 6/1/43	1,000,000	1,007,330
(National Jewish Health Project)
5.00% 1/1/27	500,000	500,800
(Sisters of Charity of Leavenworth
Health System) 5.00% 1/1/40	4,750,000	4,769,902
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	418,460
Denver Health & Hospital Authority
Revenue (Recovery Zone Facilities)
5.625% 12/1/40	750,000	758,753
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	500,885
6.00% 11/15/29	650,000	717,555
		26,376,332
Housing Revenue Bonds – 1.01%
Colorado Housing & Finance
Authority (Single Family
Mortgage - Class 1)
Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	345,000	357,996
Puerto Rico Housing Finance
Authority (Subordinated-Capital
Fund Modernization)
5.50% 12/1/18 (HUD)	300,000	321,288
		679,284
Lease Revenue Bonds – 10.11%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	630,000	672,342
Colorado State Building Excellent
Schools Today Certificates
of Participation Series G
5.00% 3/15/32	2,000,000	2,093,680
Glendale Certificates Participation
5.00% 12/1/25 (SGI)	1,500,000	1,558,185
Pueblo County Certificates of
Participation (County
Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,000,000	2,012,880

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	$460,000	$487,968
		6,825,055
Local General Obligation Bonds – 14.49%
Arapahoe County School District
No. 1 Englewood 5.00% 12/1/31	2,935,000	3,180,218
Boulder, Larimer & Weld Counties St.
Vrain Valley School District No.
Re-1J 5.00% 12/15/33	750,000	823,658
Central Colorado Water
Conservancy District (Limited Tax)
5.00% 12/1/33	750,000	783,398
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	737,562
(School District No. 1)
4.00% 12/1/28	1,250,000	1,273,525
Denver International Business
Center Metropolitan District No. 1
5.00% 12/1/30	650,000	659,737
Jefferson County School District
No. R-1 5.25% 12/15/24	750,000	897,285
Pueblo County School District No. 70
5.00% 12/1/31	500,000	535,260
Rangely Hospital District
6.00% 11/1/26	750,000	824,445
Sand Creek Metropolitan District
5.00% 12/1/31 (SGI)	70,000	66,701
		9,781,789
§Pre-Refunded Bonds – 18.56%
Adams & Arapahoe Counties Joint
School District No. 28J (Aurora)
6.00% 12/1/28-18	600,000	737,604
Bowles Metropolitan District
5.00% 12/1/33-13 (AGM)	2,000,000	2,016,380
Colorado Health Facilities
Authority Revenue
(Evangelical Lutheran Good
Samaritan Society) Series A
6.125% 6/1/38-14	750,000	779,640
Colorado State Board of Governors
Series A 5.00% 3/1/39-19	690,000	814,034
Colorado Water Resources &
Power Development Authority
Revenue (Parker Water &
Sanitation District Series D
5.125% 9/1/34-14 (NATL-RE)	1,500,000	1,567,935
5.25% 9/1/43-14 (NATL-RE)	2,000,000	2,092,880
Regional Transportation District
Revenue (FasTracks Project) Series A
4.375% 11/1/31-16 (AMBAC)	1,250,000	1,389,913
5.00% 11/1/28-16 (AMBAC)	2,500,000	2,827,450
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	295,000	297,416
		12,523,252
Special Tax Revenue Bonds – 25.11%
Denver Convention Center Hotel
Authority Revenue
5.00% 12/1/35 (SGI)	2,875,000	2,745,050
Guam Government Business Privilege
Tax Revenue Series A
5.125% 1/1/42	435,000	434,000
5.25% 1/1/36	565,000	582,504
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A 5.50% 8/1/37	700,000	559,902
Series A 6.00% 8/1/42	590,000	481,340
Series A-1 5.00% 8/1/43	1,560,000	1,133,543
Series C 5.00% 8/1/40	1,000,000	846,260
Series C 6.00% 8/1/39	500,000	410,965
Regional Transportation
District Revenue
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,192,248
(FasTracks Project) Series A
4.50% 11/1/36 (AGM)	3,000,000	3,008,789
5.00% 11/1/38	4,085,000	4,293,579
Tallyns Reach Metropolitan District
No. 3 5.125% 11/1/38	295,000	258,960
		16,947,140
State General Obligation Bond – 1.15%
Western State College
5.00% 5/15/34	750,000	775,950
		775,950
Transportation Revenue Bonds – 4.79%
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	768,885
Series B 5.00% 11/15/27	1,000,000	1,077,560
Series B 5.00% 11/15/28	1,000,000	1,068,680
E-470 Public Highway Authority
Revenue Series C 5.25% 9/1/25	310,000	319,498
		3,234,623
Water & Sewer Revenue Bond – 1.54%
Parker Water & Sanitation District
5.00% 8/1/43	1,000,000	1,036,800
		1,036,800
Total Municipal Bonds
(cost $96,018,020)		96,016,321

(continues)       5

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal
	Amount	Value
Short-Term Investment – 0.37%
¤ Variable Rate Demand Note – 0.37%
Colorado State Educational & Cultural
Facilities Authority Revenue
(National Jewish Federation Bond
Program) Series D-1 0.04% 7/1/36
(LOC-JPMorgan Chase Bank N.A.)	$250,000	$250,000
Total Short-Term Investment
(cost $250,000)		250,000

Total Value of Securities – 142.64%
(cost $96,268,020)		$96,266,321

§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2013.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
HUD — Housing & Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
September 30, 2013 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 143.54%
Corporate-Backed Revenue Bonds – 6.83%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$5,500,000	$5,499,560
Laurentian Energy Authority I
Cogeneration Revenue Series A
5.00% 12/1/21	3,325,000	3,043,007
St. Paul Port Authority Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,145,000	2,505,024
		11,047,591
Education Revenue Bonds – 17.52%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
5.75% 8/1/42	300,000	270,111
Deephaven Charter School (Eagle
Ridge Academy Project) Series A
5.50% 7/1/43	500,000	459,635
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	1,500,000	1,506,165
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,078,500
Series D 5.00% 3/1/30	1,120,000	1,197,683
(College of St. Benedict)
Series 7-M
5.00% 3/1/31	300,000	300,969
5.125% 3/1/36	275,000	273,719
(Macalester College) Series 7-S
4.00% 5/1/43	1,250,000	1,154,063
(St. Catherine University)
Series 7-Q 5.00% 10/1/32	700,000	703,024
(St. Mary’s University) Series 5-U
4.80% 10/1/23	1,400,000	1,401,274
(St. Scholastic College) Series H
5.25% 12/1/35	1,000,000	1,014,650
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,374,335
Series 7-A 5.00% 10/1/39	1,000,000	1,031,880
Series 7-U
5.00% 4/1/20	495,000	576,274
5.00% 4/1/21	450,000	523,620
5.00% 4/1/22	750,000	874,568
St. Paul Housing & Redevelopment
Authority Charter School Lease
Revenue (Nova Classical
Academy) Series A
6.375% 9/1/31	750,000	785,993
University of Minnesota Series A
5.00% 12/1/27	1,110,000	1,249,327
5.00% 12/1/28	1,880,000	2,100,016
5.00% 12/1/29	2,265,000	2,509,575
5.00% 12/1/31	1,000,000	1,094,570
5.00% 12/1/36	3,000,000	3,209,309
5.25% 4/1/29	1,000,000	1,115,500
Series C 5.00% 12/1/19	1,290,000	1,522,935
		28,327,695
Electric Revenue Bonds – 9.13%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin Cities
Transportation) 5.00% 1/1/32	1,130,000	1,185,992
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	269,925
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	3,400,000	3,499,483
5.25% 10/1/19	1,610,000	1,681,339
Rochester Electric Utility Revenue
5.00% 12/1/30	1,300,000	1,423,604
Series B 5.00% 12/1/43	1,000,000	1,047,870
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.25% 1/1/30	1,030,000	1,088,391
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/25	3,000,000	3,439,740
5.00% 1/1/26	1,000,000	1,132,000
		14,768,344
Healthcare Revenue Bonds – 40.57%
Anoka Health Care Facility Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,147,992
Center City Health Care
Facilities Revenue (Hazelden
Foundation Project)
4.75% 11/1/31	850,000	847,408
5.00% 11/1/41	1,600,000	1,619,600
Cloquet Housing Facilities Revenue
(HADC Cloquet Project)
Refunding Series A 5.00% 8/1/48	500,000	428,165
Deephaven Housing & Healthcare
(St. Therese Senior Living Project)
Series A
5.00% 4/1/38	280,000	237,633
5.00% 4/1/40	270,000	225,353
Duluth Economic Development
Authority Revenue (St. Luke’s
Hospital Authority
Obligation Group)
5.75% 6/15/32	500,000	492,635
6.00% 6/15/39	1,000,000	996,000
Fergus Falls Health Care Facilities
Revenue (Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,002,010
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,097,734

(continues)       7

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.375% 11/15/23	$605,000	$705,612
Series A 6.625% 11/15/28	1,040,000	1,211,902
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,626,490
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	2,002,880
Minneapolis Revenue (National
Marrow Donor Program Project)
4.875% 8/1/25	1,000,000	1,003,280
Minneapolis - St. Paul Housing &
Redevelopment Authority Health
Care Revenue
(Childrens Health Care Facilities)
Series A1 5.00% 8/15/34 (AGM)	500,000	505,915
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance
5.75% 11/15/26 (NATL-RE)	100,000	100,107
6.375% 11/15/29	195,000	195,661
Rochester Health Care & Housing
Revenue (Samaritan Bethany) Series A
7.375% 12/1/41	1,220,000	1,287,783
Rochester Health Care Facilities
Revenue (Mayo Clinic)
4.00% 11/15/41	8,335,000	7,599,019
•Series A 4.00% 11/15/30	2,240,000	2,484,272
•Series C 4.50% 11/15/38	2,000,000	2,225,920
Sartell Health Care Facility Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	911,510
5.30% 9/1/37	600,000	527,538
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,563,182
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,571,040
Series A 5.125% 5/1/30	5,175,000	5,459,935
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,315,000	3,463,776
Series C 5.50% 7/1/23	1,000,000	1,073,230
St. Paul Housing & Redevelopment
Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18
(NATL-RE)	1,380,000	1,556,612
Series A-1 5.25% 11/15/29	1,395,000	1,467,163
(Health Partners Obligation
Group Project) 5.25% 5/15/36	2,000,000	2,027,740
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,000,670
St. Paul Housing & Redevelopment
Authority Hospital Revenue
(Health East Project)
6.00% 11/15/30	2,775,000	2,834,857
6.00% 11/15/35	2,500,000	2,546,350
St. Paul Housing & Redevelopment
Authority Housing & Health
Care Facilities
(Senior Carondelet Village
Project) Series A 6.00% 8/1/42	770,000	776,468
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	961,716
Series A 4.75% 11/1/31	740,000	627,831
Washington County Housing
& Redevelopment
Authority Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,373,580
Wayzata Senior Housing
Revenue (Folkestone Senior
Living Community) Series A
5.50% 11/1/32	420,000	410,760
5.75% 11/1/39	945,000	933,622
6.00% 5/1/47	1,475,000	1,484,425
Winona Health Care Facilities
Revenue (Winona Health
Obligated Group)
4.65% 7/1/26	465,000	459,685
4.75% 7/1/27	785,000	766,741
5.00% 7/1/23	1,010,000	1,059,894
5.00% 7/1/34	750,000	720,458
		65,622,154
Housing Revenue Bonds – 6.67%
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC-U.S. Bank N.A.)	825,000	827,500
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	600,000	600,096
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,013,480
(Sumner Housing Project)
Series A 5.15% 2/20/45
(GNMA) (AMT)	2,000,000	2,000,100
Minnesota State Housing
Finance Agency
(Rental Housing) Series A
5.00% 2/1/35 (AMT)	1,000,000	1,000,130
(Residential Housing)
•Series D 4.75% 7/1/32 (AMT)	835,000	835,585
Series I 5.15% 7/1/38 (AMT)	605,000	606,990
Series L 5.10% 7/1/38 (AMT)	1,295,000	1,362,444

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota State Housing Finance
Agency Homeownership
Finance (Mortgage-Backed
Securities Program)
4.40% 7/1/32 (GNMA)
(FNMA) (FHLMC)	$1,440,000	$1,543,766
		10,790,091
Lease Revenue Bonds – 10.94%
Andover Economic Development
Authority Public Facilities Lease
Revenue (Andover
Community Center)
5.125% 2/1/24	205,000	208,280
5.20% 2/1/29	410,000	416,667
Minnesota State General Fund
Revenue Appropriations Series B
4.00% 3/1/26	3,660,000	3,833,264
5.00% 3/1/27	2,160,000	2,410,582
5.00% 3/1/29	3,525,000	3,861,814
University of Minnesota Special
Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,095,827
5.00% 8/1/36	4,000,000	4,203,399
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	687,460
5.375% 10/1/30	965,000	976,484
		17,693,777
Local General Obligation Bonds – 9.35%
City of Willmar (Rice Memorial
Hospital Project) Series A
4.00% 2/1/32	2,940,000	2,928,504
Dakota County Community
Development Agency (Senior
Housing Facilities) Series A
5.00% 1/1/23	1,100,000	1,159,950
Hopkins Independent School District
No. 270 Series A 5.00% 2/1/28	1,000,000	1,105,800
Rocori Independent School District
No. 750 (School Building) Series B
5.00% 2/1/22	1,010,000	1,146,502
5.00% 2/1/24	1,075,000	1,215,094
5.00% 2/1/25	1,115,000	1,248,376
5.00% 2/1/26	1,155,000	1,282,397
St. Paul Independent School District
No. 625 (School Building) Series B
5.00% 2/1/22	1,300,000	1,544,907
5.00% 2/1/26	1,000,000	1,144,660
Thief River Falls Independent School
District No. 564 (School Building)
Series A 4.00% 2/1/32	1,160,000	1,166,496
Washington County Housing &
Redevelopment Authority
Series B
5.50% 2/1/22 (NATL-RE)	525,000	526,969
5.50% 2/1/32 (NATL-RE)	655,000	656,919
		15,126,574
§Pre-Refunded/Escrowed to Maturity Bonds – 20.02%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue (Bloomington
Single Family Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA) (AMT)	7,055,000	9,657,166
Southern Minnesota Municipal
Power Agency Supply
Revenue Refunding Series A
5.75% 1/1/18-13	3,350,000	3,536,059
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,489,612
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,546,248
St. Paul Port Authority Lease
Revenue (Robert Street Office
Building Project) Series 3-11
5.00% 12/1/27-13	2,000,000	2,016,460
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	2,952,655
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,778,560
5.75% 7/1/18	2,000,000	2,406,360
		32,383,120
Special Tax Revenue Bonds – 7.54%
Guam Government Business
Privilege Tax Revenue Series A
5.25% 1/1/36	150,000	154,647
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 4.75% 12/15/27	1,905,000	2,001,755
Minneapolis Community Planning
& Economic Development
Department (Limited Tax
Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,134,310
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,045,320
Series 5 5.70% 12/1/27	375,000	376,609
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,203,384
Puerto Rico Sales Tax Financing Revenue
^(Capital Appreciation) Series A
5.73% 8/1/44 (NATL-RE)	8,480,000	1,144,885
First Subordinate 6.00% 8/1/42	1,200,000	978,996
Series C
5.00% 8/1/40	985,000	833,566
5.25% 8/1/40	485,000	420,544

(continues)       9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority (Brownsfields
Redevelopment Tax) Series 2
5.00% 3/1/37	$895,000	$904,451
		12,198,467
State General Obligation Bonds – 8.29%
Minnesota State Refunding (State
Various Purpose) Series D
5.00% 8/1/24	2,700,000	3,172,932
Minnesota State (State Trunk
Highway) Series B
5.00% 10/1/22	5,500,000	6,548,795
5.00% 10/1/29	3,315,000	3,688,799
		13,410,526
Transportation Revenue Bonds – 3.46%
Minneapolis - St. Paul Metropolitan
Airports Commission Revenue
5.00% 1/1/22	670,000	768,959
Series A 5.00% 1/1/35 (AMBAC)	2,000,000	2,008,280
Series B
5.00% 1/1/26	540,000	597,186
5.00% 1/1/27	1,190,000	1,296,446
5.00% 1/1/30	500,000	531,925
St. Paul Port Authority Revenue
Refunding (Amherst H
Wilder Foundation) Series 3
5.00% 12/1/36	380,000	390,336
		5,593,132
Water & Sewer Revenue Bonds – 3.22%
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,182,006
Series E 5.00% 9/1/21	2,100,000	2,524,579
St. Paul Sewer Revenue Series D
5.00% 12/1/21	1,325,000	1,501,186
		5,207,771
Total Municipal Bonds
(cost $231,270,570)		232,169,242

Short-Term Investments – 0.31%
¤Variable Rate Demand Notes – 0.31%
Minneapolis - St. Paul Housing &
Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series B-2 0.03% 11/15/35	500,000	500,000
Total Short-Term Investments
(cost $500,000)		500,000
Total Value of Securities – 143.85%
(cost $231,770,570)		$232,669,242

•Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2013.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund
September 30, 2013 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 147.89%
Corporate-Backed Revenue Bonds – 15.51%
Buckeye, Ohio Tobacco Settlement
Financing Authority Asset-Backed
Senior Turbo Series A-2
5.875% 6/1/47	$480,000	$361,526
6.50% 6/1/47	430,000	352,948
Golden State, California Tobacco
Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.75% 6/1/47	1,615,000	1,245,714
Harris County, Texas Industrial
Development Solid Waste
Disposal Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	160,916
Illinois Railsplitter Tobacco Settlement
Authority 6.25% 6/1/24	500,000	542,760
Louisiana Local Government
Environmental Facilities &
Community Development Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	693,053
Series A-1 6.50% 11/1/35	255,000	271,473
Maryland Economic Development Port
Facilities Revenue (CNX Marine
Terminals) 5.75% 9/1/25	260,000	269,815
M-S-R Energy Authority, California Gas
Series C 7.00% 11/1/34	1,000,000	1,216,550
• Navajo County, Arizona Pollution
Control Revenue (Arizona Public
Services-Cholla) Series D
5.75% 6/1/34	500,000	555,100
New Jersey Economic Development
Authority Special Facilities Revenue
(Continental Airlines
Project) 5.25% 9/15/29 (AMT)	500,000	459,410
Ohio State Air Quality Development
Authority Revenue (First Energy
Generation) Series A 5.70% 8/1/20	260,000	288,324
Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue (Allegheny
Energy Supply) 7.00% 7/15/39	220,000	225,029
Pima County, Arizona Industrial
Development Authority Pollution
Control Revenue (Tucson Electric
Power San Juan) 5.75% 9/1/29	250,000	254,930
Salt Verde Financial, Arizona
Gas Revenue Senior Note
5.00% 12/1/37	400,000	394,804
St. John the Baptist Parish, Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	496,235
Suffolk County, New York Tobacco
Asset Securitization Series B
5.00% 6/1/32	750,000	733,913
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	451,228
Tobacco Settlement Financing
Corporation, New Jersey Series 1A
5.00% 6/1/41	500,000	359,500
		9,333,228
Education Revenue Bonds – 25.64%
Arizona Board of Regents System
Revenue (University of Arizona)
Series A 5.00% 6/1/39	500,000	521,245
Bowling Green, Ohio Student Housing
Revenue (CFP I State University
Project) 6.00% 6/1/45	260,000	268,910
California Statewide Communities
Development Authority School
Facility Revenue (Aspire Public
Schools) 6.125% 7/1/46	625,000	615,806
California Statewide Communities
Development Authority Student
Housing Revenue (Irvine, LLC - UCI
East Campus) 6.00% 5/15/23	470,000	507,661
(Lancer Plaza Project)
5.625% 11/1/33	1,000,000	891,280
Deephaven, Minnesota Charter School
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43	500,000	459,635
Delaware County, Pennsylvania
Authority (Villanova University)
5.00% 8/1/20	390,000	450,992
Iowa Higher Education Loan Authority
Revenue (Private College Facilities)
5.00% 10/1/38	85,000	80,700
Marietta, Georgia Development
Authority Revenue (Life University
Income Project) 7.00% 6/15/39	430,000	439,937
Maryland Health & Higher Educational
Facilities Authority (Loyola
University) Series A 5.00% 10/1/39	650,000	663,702
Maryland State Economic
Development Student Housing
Revenue (University of
Maryland College Park Projects)
5.75% 6/1/33	370,000	378,617
Massachusetts State Health &
Educational Facilities Authority
Revenue (Harvard University)
Series A 5.00% 12/15/29	600,000	659,280
Missouri State Health & Educational
Facilities Authority Revenue
(Washington University)
Series B 5.00% 11/15/30	600,000	663,594

(continues)       11

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial
Development Revenue (Nazareth
College Rochester Project)
5.50% 10/1/41	$495,000	$505,593
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue (Arcadia
University) 5.25% 4/1/30	550,000	568,337
New Jersey Economic Development
Authority Revenue (MSU Student
Housing Project) 5.875% 6/1/42	735,000	773,801
New York City, New York Trust for
Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/31	500,000	515,915
New York State Dormitory
Authority (Columbia University)
5.00% 10/1/41	600,000	637,362
# Oregon State Facilities Authority
Revenue (Concordia University
Project) Series A 144A
6.125% 9/1/30	135,000	137,074
Pennsylvania State Higher
Educational Facilities Authority
Student Housing Revenue
(Edinboro University Foundation)
5.80% 7/1/30	400,000	397,420
(University Properties - East
Stoudsburg University)
5.25% 7/1/19	510,000	545,486
Phoenix, Arizona Industrial
Development Authority Revenue
(Eagle College Prep Project)
Series A 5.00% 7/1/43	500,000	425,480
(Rowan University Project)
5.00% 6/1/42	1,000,000	979,050
Pima County, Arizona Industrial
Development Authority Education
Revenue (Edkey Charter School
Project) 6.00% 7/1/48	500,000	443,735
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	131,131
St Lawrence County, New York
Industrial Development Agency
(St. Lawrence University Project)
5.00% 7/1/26	270,000	299,851
Swarthmore Borough Authority,
Pennsylvania (Swarthmore College
Project) 5.00% 9/15/32	490,000	529,078
Troy, New York Capital Resource
Revenue (Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	606,066
University of California Series A1
5.00% 5/15/32	1,000,000	1,076,709
Wyoming Community Development
Authority Student Housing
Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	250,000	256,800
		15,430,247
Electric Revenue Bonds – 2.85%
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/26	695,000	520,347
Series WW 5.50% 7/1/38	200,000	143,454
Series XX 5.25% 7/1/40	805,000	560,119
South Carolina State Public Service
Authority Series E 5.00% 12/1/48	500,000	493,875
		1,717,795
Healthcare Revenue Bonds – 25.17%
Arizona Health Facilities Authority
Revenue (Catholic Healthcare
West) Series D 5.00% 7/1/28	500,000	512,895
Brevard County, Florida Health
Facilities Authority Revenue (Health
First Project) 7.00% 4/1/39	90,000	97,734
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	450,000	519,966
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/42	1,000,000	1,003,779
Colorado Health Facilities Authority
(Children's Hospital Project) Series A
5.00% 12/1/36	1,000,000	1,005,079
Duluth, Minnesota Economic
Development Authority Revenue
(St. Luke’s Hospital Authority
Obligation Group) 5.75% 6/15/32	400,000	394,108
Hawaii Pacific Health Special Purpose
Revenue Series A 5.50% 7/1/40	300,000	307,359
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers)
7.00% 8/15/44	950,000	1,027,310
Koyukuk, Alaska Revenue (Tanana
Chiefs Conference Health Care
Facility Project) 7.75% 10/1/41	300,000	318,393
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) 6.50% 5/15/37	105,000	115,680
Lycoming County, Pennsylvania
Authority Health System Revenue
(Susquehanna Health System
Project) Series A 5.50% 7/1/28	500,000	513,200
Maine Health & Higher Educational
Facilities Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41	300,000	316,602

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue (Catholic
Healthcare West) Series A
6.00% 7/1/39	$500,000	$529,680
Maryland Health & Higher Educational
Facilities Authority Revenue (Carroll
Hospital) Series A 5.00% 7/1/37	340,000	340,092
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center) Series A
5.00% 1/1/41	500,000	488,680
Montgomery County, Pennsylvania
Industrial Development Authority
Revenue (Mortgage - Whitemarsh
Continuing Care) 6.25% 2/1/35	675,000	657,113
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	300,000	324,690
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Peters University Hospital)
6.25% 7/1/35	300,000	300,054
New Mexico State Hospital Equipment
Loan Council Revenue (Presbyterian
Healthcare) 5.00% 8/1/39	500,000	503,235
New York State Dormitory Authority
Revenue Non State Supported
Debt (Orange Regional Medical
Center) 6.25% 12/1/37	500,000	499,325
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health) Series A
5.50% 1/1/39	300,000	325,875
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement Center)
5.00% 6/1/32	400,000	391,188
5.00% 6/1/36	250,000	241,273
5.125% 6/1/42	750,000	725,880
Oregon Health & Science University
Series E 4.00% 7/1/29	800,000	772,696
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities Authority
Revenue (Temple University Health
System) Series A 5.50% 7/1/30	300,000	270,186
St. Cloud, Minnesota Health Care
Revenue (Centracare Health System
Project) Series A 5.125% 5/1/30	740,000	780,744
University Medical Center, Tuscon,
Arizona Hospital Revenue
6.50% 7/1/39	500,000	538,730
West Virginia Hospital Finance
Authority Revenue (Highland
Hospital Obligation Group)
9.125% 10/1/41	500,000	600,735
Yavapai County, Arizona Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.00% 8/1/28	720,000	723,010
		15,145,291
Housing Revenue Bonds – 2.56%
California Municipal Finance Authority
Mobile Home Park Revenue
(Caritas Projects) Series A
5.50% 8/15/47	750,000	731,948
6.40% 8/15/45	430,000	445,850
Florida Housing Finance Homeowner
Mortgage Revenue Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	175,000	176,272
Puerto Rico Housing Finance Authority
(Subordinated-Capital Fund
Modernization) 5.50% 12/1/18 (HUD)	175,000	187,418
		1,541,488
Lease Revenue Bonds – 15.50%
California State Public Works Board
Lease Revenue (Various Capital
Projects) Series A 5.00% 4/1/37	1,000,000	1,011,740
Hudson Yards, New York Infrastructure
Revenue Series A 5.75% 2/15/47	1,100,000	1,165,901
Idaho State Building Authority
Revenue (Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	157,873
(State Police) Series I 5.00% 9/1/23	760,000	890,978
Minnesota State General Revenue
Appropriations Series B
5.00% 3/1/29	2,000,000	2,191,100
New Jersey Economic Development
Authority (School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	114,541
New York City, New York Industrial
Development Agency (Senior Trips)
Series A 5.00% 7/1/28 (AMT)	250,000	229,633
New York Liberty Development
Revenue (World Trade Center
Project) 5.75% 11/15/51	970,000	1,037,396
Pima County, Arizona Industrial
Development Authority Metro
Police Facility Revenue
(Nevada Project) Series A
5.25% 7/1/31	500,000	511,910
5.375% 7/1/39	500,000	513,380
Public Finance Authority,
Wisconsin Airport Facilities
(AFCO Investors II Portfolio)
5.75% 10/1/31 (AMT)	500,000	451,475
San Jose, California Financing
Authority Series A 5.00% 6/1/28	500,000	534,775

(continues)       13

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Ventura County, California Public
Financing Authority Series A
5.00% 11/1/32	$500,000	$517,700
		9,328,402
Local General Obligation Bonds – 2.52%
Gila County, Arizona Unified School
District No. 10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	500,000	541,879
New York City, New York
Series A-1 5.25% 8/15/21	250,000	285,828
Series I-1 5.375% 4/1/36	250,000	275,895
Ramapo Local Development,
New York Revenue Guaranteed
5.00% 3/15/33	60,000	61,223
Ramsey County, Minnesota
Capital Improvement Series B
5.00% 2/1/18	300,000	349,098
		1,513,923
Special Tax Revenue Bonds – 23.83%
Anne Arundel County, Maryland
Special Obligation Revenue
(National Business Park - North
Project) 6.10% 7/1/40	200,000	205,874
Brooklyn Arena Local Development,
New York Pilot Revenue (Barclays
Center Project)
6.25% 7/15/40	940,000	986,135
6.50% 7/15/30	300,000	326,199
California State Economic Recovery
Series A 5.25% 7/1/21	260,000	303,828
California Statewide Communities
Development Authority Revenue
(Statewide Inland Regional Center
Project) 5.375% 12/1/37	500,000	506,845
Guam Government Business Privilege
Tax Revenue
Series A 5.00% 1/1/22	775,000	881,462
Series B-1 5.00% 1/1/42	980,000	981,891
Louisiana Stadium & Exposition
District Senior Series A
5.00% 7/1/36	415,000	417,195
Massachusetts Bay Transportation
Authority Senior Series A
5.25% 7/1/29	200,000	228,870
Miami-Dade County, Florida
Special Obligation (Capital
Appreciation & Income) Series B
5.00% 10/1/35 (NAT-RE)	1,000,000	1,001,980
Mosaic District, Virginia Community
Development Authority Revenue
Series A 6.875% 3/1/36	520,000	574,293
New Jersey Economic Development
Authority Revenue
5.00% 6/15/28	200,000	201,812
5.00% 6/15/29	800,000	795,640
New York City, New York Industrial
Development Agency Civic Facility
Revenue (YMCA of Greater New
York Project) 5.00% 8/1/36	1,000,000	1,008,340
New York State Dormitory Authority
(State Personal Income Tax
Revenue-Education) Series A
5.00% 3/15/38	570,000	589,500
Peoria, Arizona Municipal
Development Authority Sales Tax &
Excise Shared Revenue (Senior Lien
& Subordinate Lien) 5.00% 1/1/18	1,085,000	1,230,792
Puerto Rico Sales Tax
Financing Revenue
Series C 5.00% 8/1/22	530,000	551,921
Series C 5.00% 8/1/40	600,000	507,756
First Subordinate
Series A 6.00% 8/1/42	245,000	199,878
Series C 6.00% 8/1/39	300,000	246,579
Ω(Convertible Capital Appreciation
Bonds) Series A 6.75% 8/1/32	220,000	163,834
Regional Transportation District,
Colorado Tax Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	503,965
(FasTracks Project) Series A
5.00% 11/1/26	500,000	568,765
San Mateo, California Special Tax
Community Facilities District
No. 2008-1 (Bay Meadows)
6.00% 9/1/42	95,000	98,920
Virginia Public Building Authority
Series A 5.00% 8/1/26	1,000,000	1,119,070
^ Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue (Capital
Appreciation) Sales Tax Subordinate
Lien Series B 6.07% 6/1/21	205,000	136,811
		14,338,155
State General Obligation Bonds – 4.56%
California State Various Purposes
5.00% 10/1/41	440,000	450,490
5.25% 11/1/40	320,000	334,410
6.00% 4/1/38	105,000	119,783
New York State Series A
5.00% 2/15/39	300,000	318,300
Oregon State Series K 5.00% 5/1/22	1,275,000	1,523,956
		2,746,939

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 22.63%
Bay Area, California Toll Authority
Revenue (San Francisco Bay Area)
5.00% 4/1/27	$750,000	$835,335
Central Texas Regional Mobility
Authority Revenue Senior Lien
6.00% 1/1/41	520,000	526,646
Dallas/Fort Worth, Texas International
Airport Series G 5.00% 11/1/33	1,000,000	1,022,700
Grand Parkway Transportation
Subordinate Tier Toll Revenue
Series B 5.00% 4/1/53	460,000	451,444
Harris County, Texas Metropolitan
Transit Authority Series A
5.00% 11/1/24	500,000	566,955
Maryland State Economic
Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	255,000	257,690
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	506,635
Series C 5.00% 11/15/30	500,000	517,910
Metropolitan Washington D.C.
Airports Authority Dulles Toll Road
Revenue (First Senior Lien)
Series A 5.25% 10/1/44	245,000	248,396
New Jersey State Turnpike Authority
Revenue Series A 5.00% 1/1/27	1,000,000	1,082,390
New Jersey Transportation Trust
Fund Authority
Series A 5.00% 6/15/42	110,000	111,935
(Transportation Program) Series AA
5.00% 6/15/44	340,000	345,732
New York Liberty Development
Revenue (1 World Trade Center
Port Authority Construction)
5.00% 12/15/41	500,000	514,200
North Texas Tollway Authority
Special Projects System Series A
5.00% 9/1/20	250,000	293,408
Pennsylvania Turnpike Commission
Subordinate (Special Motor
License Foundation)
5.00% 12/1/22	500,000	564,540
Series B 5.00% 12/1/41	500,000	509,030
Port Authority of New York &
New Jersey Special Project (JFK
International Air Terminal)
6.00% 12/1/42	230,000	247,135
6.50% 12/1/28	500,000	525,255
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	978,490
Series A-1 6.625% 7/1/34	325,000	363,474
Texas Private Activity Bond Surface
Transportation Corporate Senior
Lien Revenue (LBJ Infrastructure)
7.00% 6/30/40	285,000	315,395
7.50% 6/30/33	665,000	762,868
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	234,221
6.875% 12/31/39	1,000,000	1,090,519
7.00% 12/31/38 (AMT)	165,000	174,786
7.50% 12/31/31	500,000	568,920
		13,616,009
Water & Sewer Revenue Bonds – 7.12%
Atlanta, Georgia Water & Wastewater
Revenue Series A 6.25% 11/1/39	950,000	1,085,803
Los Angeles, California Wastewater
System Revenue Series A
5.00% 6/1/27	500,000	562,800
New York City, New York Municipal
Water Finance Authority (Second
Generation Resolution) Fiscal 2012
Series BB 5.25% 6/15/44	525,000	554,321
Phoenix, Arizona Civic Improvement
Wastewater Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	935,937
San Francisco, California City &
County Public Utilities Commission
Water Revenue Series F
5.00% 11/1/27	500,000	552,705
Texas State Series C 5.00% 8/1/22	500,000	593,395
		4,284,961
Total Municipal Bonds
(cost $89,110,737)		88,996,438

Short-Term Investments – 1.64%
¤Variable Rate Demand Notes – 1.64%
Louisiana Public Facilities Authority
0.02% 12/1/43	500,000	500,000
Saint Paul, Minnesota Port Authority
0.07% 2/1/28	485,000	485,000
Total Short-Term Investments
(cost $985,000)		985,000
Total Value of Securities – 149.53%
(cost $90,095,737)		$89,981,438

(continues)       15

Schedules of investments

Delaware Investments® National Municipal Income Fund

•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $137,074, which represented 0.23% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2013.

Summary of Abbreviations:
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
HUD — Housing & Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds
September 30, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Assets:
Investments, at value[1]	$96,016,321	$232,169,242	$88,996,438
Short-term investments, at value[2]	250,000	500,000	985,000
Cash	2,775,775	373,902	139,152
Interest income receivable	1,320,713	3,500,914	1,311,114
Receivable for securities sold	210,116	529,562	216,222
Offering cost for preferred shareholders	177,426	317,447	247,617
Total assets	100,750,351	237,391,067	91,895,543

Liabilities:
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	3,188,852	512,598	1,645,088
Investment management fees payable	31,622	76,863	29,212
Directors’/Trustees’ fees payable	190	457	169
Other affiliates payable	2,824	6,032	4,225
Other accrued expenses	37,969	55,661	40,553
Total liabilities	33,261,457	75,651,611	31,719,247

Total Net Assets Applicable to Common Shareholders	$67,488,894	$161,739,456	$60,176,296

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.01 par value)[3,4]	$66,918,121	$157,931,075	$60,617,476
Undistributed net investment income	1,051,041	1,621,143	1,036,659
Accumulated net realized gain (loss) on investments	(478,569)	1,288,566	(1,363,629)
Net unrealized appreciation (depreciation) of investments	(1,699)	898,672	(114,210)
Total Net Assets Applicable to Common Shareholders	$67,488,894	$161,739,456	$60,176,296

Net Asset Value per Common Share	$13.95	$14.06	$13.29

[1]Investments, at cost	$96,018,020	$231,270,570	$89,110,737
[2]Short-term investments, at cost	250,000	500,000	985,000
[3]Common shares outstanding	4,837,100	11,504,975	4,528,443
[4]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds
Six Months Ended September 30, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$2,243,217	$5,036,353	$2,120,242

Expenses:
Management fees	201,689	485,271	187,536
Rating agency fees	23,814	20,828	469
Offering cost	20,143	42,586	27,602
Accounting and administration expenses	19,542	47,018	18,170
Audit and tax	14,608	14,973	18,393
Dividend disbursing and transfer agent fees and expenses	12,938	32,868	15,794
Reports and statements to shareholders	8,203	16,333	643
Legal fees	6,884	23,033	9,148
Pricing fees	4,489	8,128	9,223
Taxes (Pennsylvania franchise tax)	4,000	6,957	—
Stock exchange fees	2,375	5,307	—
Directors’/Trustees’ fees	1,711	4,044	1,544
Dues and services	942	2,232	856
Insurance	707	1,499	616
Custodian fees	659	1,439	812
Registration fees	398	398	398
Consulting fees	293	664	264
Directors’/Trustees’ expenses	109	259	100
Total operating expenses	323,504	713,837	291,568
Net Investment Income	1,919,713	4,322,516	1,828,674

Net Realized and Unrealized Loss:
Net realized loss on investments	(377,387)	(340,474)	(783,719)
Net change in unrealized appreciation (depreciation) of investments	(6,537,147)	(13,410,958)	(6,963,159)
Net Realized and Unrealized Loss	(6,914,534)	(13,751,432)	(7,746,878)

Dividends and Distributions to Preferred Shareholders	(196,123)	(491,632)	(196,622)
Net Decrease in Net Assets Resulting from Operations	$(5,190,944)	$(9,920,548)	$(6,114,826)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Colorado Municipal		Minnesota Municipal
	Income Fund, Inc.		Income Fund II, Inc.
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	9/30/13	3/31/13	9/30/13	3/31/13
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,919,713	$3,957,947	$4,322,516	$9,247,679
Net realized gain (loss)	(377,387)	89,037	(340,474)	2,208,718
Net change in unrealized appreciation (depreciation)	(6,537,147)	1,916,263	(13,410,958)	1,762,327
Dividends and distributions to preferred shareholders	(196,123)	(411,526)	(491,632)	(1,025,435)
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations	(5,190,944)	5,551,721	(9,920,548)	12,193,289

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,668,800)	(3,337,599)	(3,969,216)	(7,938,433)
Net realized gain	—	(478,873)	—	(460,199)
	(1,668,800)	(3,816,472)	(3,969,216)	(8,398,632)

Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders	(6,859,744)	1,735,249	(13,889,764)	3,794,657

Net Assets Applicable to Common Shareholders:
Beginning of period	74,348,638	72,613,389	175,629,220	171,834,563
End of period	$67,488,894	$74,348,638	$161,739,456	$175,629,220

Undistributed net investment income	$1,051,041	$800,128	$1,621,143	$1,759,475

	Delaware Investments
	National Municipal
	Income Fund
	Six Months
	Ended	Year Ended
	9/30/13	3/31/13
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,828,674	$3,678,465
Net realized gain (loss)	(783,719)	1,281,216
Net change in unrealized appreciation (depreciation)	(6,963,159)	2,597,893
Dividends and distributions to preferred shareholders	(196,622)	(406,627)
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations	(6,114,826)	7,150,947

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,584,955)	(2,762,350)
Net realized gain	—	—
	(1,584,955)	(2,762,350)

Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders	(7,699,781)	4,388,597

Net Assets Applicable to Common Shareholders:
Beginning of period	67,876,077	63,487,480
End of period	$60,176,296	$67,876,077

Undistributed net investment income	$1,036,659	$792,940

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$15.370	$15.010	$13.370	$13.990	$13.220	$14.260

Income (loss) from investment operations:
Net investment income	0.396	0.818	0.669	0.601	0.607	0.755
Net realized and unrealized gain (loss)	(1.430)	0.416	1.582	(0.651)	0.733	(0.965)
Dividends and distributions on preferred stock from:
Net investment income	(0.041)	(0.085)	(0.031)	—	—	(0.173)
Total dividends and distributions on preferred stock	(0.041)	(0.085)	(0.031)	—	—	(0.173)
Total from investment operations	(1.075)	1.149	2.220	(0.050)	1.340	(0.383)

Less dividends and distributions to common shareholders from:
Net investment income	(0.345)	(0.690)	(0.580)	(0.570)	(0.570)	(0.657)
Net realized gain	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.345)	(0.789)	(0.580)	(0.570)	(0.570)	(0.657)

Net asset value, end of period	$13.950	$15.370	$15.010	$13.370	$13.990	$13.220

Market value, end of period	$12.650	$14.840	$14.600	$12.450	$13.390	$11.240

Total investment return based on:[2]
Market value	(12.56% )	6.92%	22.41%	(3.00% )	24.49%	(21.63% )
Net asset value	(6.90% )	7.71%	17.19%	(0.30% )	10.55%	(2.66% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$67,489	$74,349	$72,613	$64,689	$67,651	$63,952
Ratio of expenses to average net assets applicable to common shares[3]	0.91%	0.89%	0.73%	0.56%	0.56%	0.91%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.42%	5.27%	4.68%	4.31%	4.41%	5.55%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.86%	4.72%	4.46%	4.31%	4.41%	4.28%
Portfolio turnover	11%	8%	64%	10%	20%	16%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$30,000	$30,000	$30,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[5]	$324,963	$347,829	$342,045	$—	$—	$—
Liquidation value per share of preferred shares[5,6]	$100,000	$100,000	$100,000	$—	$—	$—

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
[5] In November 2011, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$15.270	$14.940	$13.700	$14.060	$13.140	$14.190

Income (loss) from investment operations:
Net investment income	0.374	0.804	0.673	0.612	0.602	0.776
Net realized and unrealized gain (loss)	(1.196)	0.345	1.180	(0.402)	0.888	(1.013)
Dividends and distributions on preferred stock from:
Net investment income	(0.043)	(0.089)	(0.033)	—	—	(0.175)
Total dividends and distributions on preferred stock	(0.043)	(0.089)	(0.033)	—	—	(0.175)
Total from investment operations	(0.865)	1.060	1.820	0.210	1.490	(0.412)

Less dividends and distributions to common shareholders from:
Net investment income	(0.345)	(0.690)	(0.580)	(0.570)	(0.570)	(0.638)
Net realized gain	—	(0.040)	—	—	—	—
Total dividends and distributions	(0.345)	(0.730)	(0.580)	(0.570)	(0.570)	(0.638)

Net asset value, end of period	$14.060	$15.270	$14.940	$13.700	$14.060	$13.140

Market value, end of period	$12.880	$15.630	$14.230	$12.600	$12.740	$11.250

Total investment return based on:[2]
Market value	(15.46% )	15.18%	17.95%	3.32%	18.58%	(11.91% )
Net asset value	(5.54% )	7.18%	13.90%	1.80%	12.04%	(2.48% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$161,739	$175,629	$171,835	$157,655	$161,723	$151,184
Ratio of expenses to average net assets applicable to common shares[3,5]	0.85%	0.82%	0.70%	0.56%	0.56%	0.98%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.14%	5.23%	4.67%	4.35%	4.36%	5.74%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.56%	4.65%	4.44%	4.35%	4.36%	4.45%
Portfolio turnover	7%	24%	44%	9%	19%	15%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[6]	$315,653	$334,172	$329,113	$—	$—	$—
Liquidation value per share of preferred shares[6,7]	$100,000	$100,000	$100,000	$—	$—	$—

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
[5] The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the year ended March 31, 2009. See Notes 1 and 6 in “Notes of financial statements.”
[6] In November 2011, the Fund issued a new series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)       21

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/13[1]	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
	(Unaudited)
Net asset value, beginning of period	$14.990	$14.020	$12.620	$13.070	$11.960	$13.360

Income (loss) from investment operations:
Net investment income	0.403	0.812	0.535	0.610	0.571	0.704
Net realized and unrealized gain (loss)	(1.710)	0.858	1.409	(0.532)	1.049	(1.367)
Dividends and distributions on preferred stock from:
Net investment income	(0.043)	(0.090)	(0.004)	—	—	(0.172)
Total dividends and distributions on preferred stock	(0.043)	(0.090)	(0.004)	—	—	(0.172)
Total from investment operations	(1.350)	1.580	1.940	0.078	1.620	(0.835)

Less dividends and distributions to common shareholders from:
Net investment income	(0.350)	(0.610)	(0.540)	(0.528)	(0.510)	(0.565)
Total dividends and distributions	(0.350)	(0.610)	(0.540)	(0.528)	(0.510)	(0.565)

Net asset value, end of period	$13.290	$14.990	$14.020	$12.620	$13.070	$11.960

Market value, end of period	$11.900	$14.480	$13.240	$12.200	$12.140	$10.850

Total investment return based on:[2]
Market value	(15.51% )	14.12%	13.19%	4.78%	16.69%	(4.31% )
Net asset value	(8.85% )	11.56%	15.87%	0.67%	13.97%	(5.65% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$60,176	$67,876	$63,487	$30,559	$31,650	$28,967
Ratio of expenses to average net assets applicable to common shares[3]	0.92%	0.96%	0.99%	0.65%	0.63%	1.06%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.74%	5.46%	3.99%	4.64%	4.48%	5.63%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	5.13%	4.86%	3.96%	4.64%	4.48%	4.25%
Portfolio turnover	21%	42%	101%	50%	69%	36%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$30,000	$30,000	$30,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[5]	$300,588	$326,254	$311,625	$—	$—	$—
Liquidation value per share of preferred shares[5,6]	$100,000	$100,000	$100,000	$—	$—	$—

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
[5] In March 2012, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds
September 30, 2013 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of the Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of the National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Sept. 30, 2013.

(continues)       23

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2013, each Fund was charged for these services as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$2,442	$5,875	$2,270

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Sept. 30, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$4,934	$16,150	$6,010

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Purchases	$10,882,366	$17,325,401	$19,386,844
Sales	10,421,799	17,128,223	19,911,727

At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Cost of investments	$96,518,020	$231,770,570	$90,119,242
Aggregate unrealized appreciation	$2,648,484	$7,361,889	$2,401,398
Aggregate unrealized depreciation	(2,650,183)	(6,463,217)	(2,539,113)
Net unrealized appreciation (depreciation)	$(1,699)	$898,672	$(137,715)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2013 will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2018	$—	$—	$407,888

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

Colorado Municipal Fund
Level 2
Municipal Bonds	$96,016,321
Short-Term Investments	250,000
Total	$96,266,321

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$232,169,242
Short-Term Investments	500,000
Total	$232,669,242

National Municipal Fund
Level 2
Municipal Bonds	$88,996,438
Short-Term Investments	985,000
Total	$89,981,438

During the six months ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)       25

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended Sept. 30, 2013. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market.

On Nov. 15, 2011, Delaware Investments Colorado Municipal Income Fund, Inc. (VCF) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (VMM), issued $30,000,000 and $75,000,000, respectively, of Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. On March 15, 2012, Delaware Investments National Municipal Income Fund (National Municipal Fund) issued $30,000,000 Series 2017 VMTP Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Colorado Municipal Fund and Minnesota Municipal Fund II are obligated to redeem their VMTP Shares on Dec. 1, 2016, unless earlier redeemed or repurchased by the Fund. National Municipal Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of a Fund, subject to payment of a premium until Dec. 1, 2013 (with respect to Minnesota Municipal Fund II and Colorado Municipal Fund) and April 1, 2014 (with respect to National Municipal Fund), and at par thereafter. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares are set weekly, subject to adjustments in certain circumstances. The weighted average dividend rates for the six months ended Sept. 30, 2013 were as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
1.3%	1.3%	1.3%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service, funding dividend payments or funding redemptions), that Fund will pay additional fees with respect to the leverage.

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At Sept. 30, 2013, and during the period then ended, the Funds held no investments in inverse floaters.

6. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Income Fund and the Minnesota Municipal Income Fund invest substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Income Fund and the Minnesota Municipal Fund. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative or political or social issues. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Income Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2013, the National Municipal Income Fund has invested 15.08%, 14.39%, and 10.68% (each as a percentage of fixed income investments), respectively, in securities issued by the State of California, the State of New York, and the State of Arizona, respectively. These investments could make the National Municipal Income Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions. In the recent past, Puerto Rico has experienced volatile economic conditions. If the situation in Puerto Rico changes, the volatility, credit quality and performance of the Funds could be affected to the extent a Fund holds Puerto Rican securities.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the schedules of investments.

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
39.51%	10.66%	2.86%

Each Fund invests a portion of their assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2013, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities have been identified on the schedules of investments.

(continues)       27

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond
Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA
Vice President, Portfolio Manager, Senior Research Analyst

Denise A. Franchetti is a senior research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi
Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

(continues)       29

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Proxy Results

At the Annual Meeting on August 21, 2013, the Funds’ Shareholders elected nine directors/trustees. The results of the voting at the meeting were as follows:

Delaware Investments Colorado Municipal Income Fund, Inc.

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	4,189,783	118,086	300	0
Joseph W. Chow	4,149,096	158,773	300	0
Patrick P. Coyne	4,169,896	137,973	300	0
John A. Fry	4,187,382	120,487	300	0
Anthony D. Knerr	4,113,470	194,399	300	0
Lucinda S. Landreth	4,184,056	123,813	300	0
Frances Sevilla-Sacasa	4,184,830	123,039	300	0
Thomas K. Whitford	4,190,491	117,378	300	0
Janet L. Yeomans			300	0
J. Richard Zecher			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	9,797,383	245,033	750	0
Joseph W. Chow	9,801,368	241,048	750	0
Patrick P. Coyne	9,767,539	274,877	750	0
John A. Fry	9,802,035	240,381	750	0
Anthony D. Knerr	9,744,848	297,568	750	0
Lucinda S. Landreth	9,838,685	203,731	750	0
Frances Sevilla-Sacasa	9,837,579	204,837	750	0
Thomas K. Whitford	9,803,165	239,251	750	0
Janet L. Yeomans			750	0
J. Richard Zecher			750	0

Delaware Investments National Municipal Income Fund

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	3,928,568	141,019	300	0
Joseph W. Chow	3,936,207	133,380	300	0
Patrick P. Coyne	3,922,181	147,406	300	0
John A. Fry	3,936,207	133,380	300	0
Anthony D. Knerr	3,926,632	142,955	300	0
Lucinda S. Landreth	3,927,314	142,273	300	0
Frances Sevilla-Sacasa	3,931,781	137,806	300	0
Thomas K. Whitford	3,927,210	142,377	300	0
Janet L. Yeomans			300	0
J. Richard Zecher			300	0

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc.

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Directors in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Directors reviewed and discussed the Lipper reports with independent legal counsel to the Independent Directors. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Directors received assistance and advice from and met separately with independent legal counsel to the Independent Directors. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for each Fund, compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile of its Performance Universe and the Fund’s total return for the five-and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the improved one-year performance result and numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

(continues)       31

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (continued)

Delaware Investments National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the improved one-year performance result and numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was extremely satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was extremely satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Each Fund’s assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Affiliated officers

David F. Connor
Senior Vice President, Deputy General
Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
Computershare, Inc.
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

For securities dealers
and financial institutions
representatives
800 362-7500

Website
delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Number of recordholders as of
September 30, 2013

Colorado Municipal
Income Fund	80
Minnesota Municipal Income
Fund II	419
National Municipal Income Fund	98

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2013